Lease Liabilities-Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 133
2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	29
2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	26
2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	26
2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	8
Office [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	112
Office [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Office [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Office [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Office [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Office [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	22
Office [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2
Transportation [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	12
Transportation [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	6
Transportation [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3
Transportation [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3
Transportation [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Transportation [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Transportation [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3
Vehicles [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Vehicles [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Vehicles [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Vehicles [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	6
Surface [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 6